Investor P Shares [Member] Expense Example - Investor P - iShares Russell 2000 Small-Cap Index Fund - Investor P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 561
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	$ 990